Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 35:-	FINANCIAL INSTRUMENTS

a.	Financial risk factors

Group’s global operations expose it to various financial risk factors such as market risk (including foreign exchange risk, CPI risk, interest risk and price risk), credit risk and liquidity risk. The Group’s comprehensive risk management strategy focuses on activities that reduce to a minimum any possible adverse effects on the Group’s financial performance.

The following is additional information about market risks and their management:

1.	Foreign currency risk

The Group operates in a large number of countries and therefore exposed to currency risks resulting from the exposure to the fluctuations of exchange rates in different currencies. Some of the Group companies’ transactions are performed in currencies other than their functional currency. The Group generally maintains a high correlation between the currency mix of the various properties (mainly the Euro, U.S. dollar, Canadian dollar and Brazilian real) and the currency exposure of its equity to the same currencies, this by entering, from time to time, into hedge transaction and management of the currency exposure. For details refer to section c. below.

2.	CPI risk

The Group has loans from banks and issued debentures linked to changes in the Consumer Price Index (“CPI”) in Israel. For the sum of financial instruments linked to the CPI and for cross currency swap transactions, with respect to which the Group is exposed to changes in the CPI, refer to sections c and e below.

3.	Interest rate risk

Liabilities that bear floating interest rate expose the Group to cash flow risk and liabilities that bear fix interest rate expose the Group to interest rate risk in respect of fair value. As part of the risk management strategy, the Group maintains certain composition of exposure to fix interest to exposure to floating interest. From time to time and according to market conditions, the Group enters into interest rate swaps in which they exchange variable interest with fixed interest and, vice-versa, to hedge their liabilities against changes in market interest rate (refer to section c below). As of the reporting date, 83.1% of the Group’s liabilities (82.4% excluding interest rate swaps) bear fixed interest (as of December 31, 2016 - 85.9%, 83.7% excluding interest rate swaps). For additional details regarding interest rates and the maturity dates, refer also to Notes 19 to 21.

4.	Price risk

The Group has investments in marketable financial instruments traded on stock exchanges and non-traded instruments, including shares, participation certificates in mutual funds and debentures, which are classified either as financial assets measured at fair value through profit or loss and as financial assets available for sale, with respect to which the Group is exposed to risk resulting from fluctuations in security prices which are determined by market prices on stock exchanges. The carrying amount of such investments as of December 31, 2017 is NIS 4,561 million (December 31, 2016 - NIS  212 million). from time to time, as part of the group risk management strategy, the group considers entering into hedging transactions to reduce exposure to flunctuations in the exchange of foreign currencies.

As of reporting date, the Group has an exposure of NIS 4,432 million resulting from an investment in marketable shares that is accounted for as an investment available for sale and measured at fair value. A decrease of 5% or 10% in the share price could have an effect of NIS 222 million or NIS 443 million, respectively, on the pre-tax equity. An increase of 5% or 10% in the value of the marketable shares could have an effect of NIS 222 million or NIS 443 million, respectively, on the pre-tax equity. In accordance with International Financial Reporting Standard No. 9, “Financial Instruments”, which will be implemented commencing on January 1, 2018, changes in fair value, are to be carried to profit or loss.

5.	Credit risk

The financial strength of the Group’s customers has an effect on its results. The Group is not exposed to significant concentration of credit risks. The Group regularly evaluates the quality of the customers and the scope of credit extended to its customers. Accordingly, the Group provides for an allowance of doubtful debts based on the credit risk in respect of certain customers.

Cash and deposits are deposited with major financial institutions. Company management estimates that the risk that such parties will fail to meet their obligations is remote as they are financially sound.

6.	Liquidity risk

The Group’s policy is to maintain a certain balance between long-term financing, among others mortgages, bank loans and debentures to use of revolving lines of credit for periods 3 to 4 years, in which the Group can utilize credit for different periods.

As of December 31, 2017, the Group has a working capital deficiency of NIS 0.6 billion. The Group has unused approved credit facilities in the amount of NIS 10.2 billion that can be used over the coming year. The Company’s management believes that these sources, as well as the positive cash flow generated from operating activities, will allow each of the Group’s companies to repay their current liabilities when due.

In connection with cross-currency swap transactions of liabilities (see section c below), with respect to part of the swaps, the Company entered into credit support annexes agreements (“CSA”) of current settlement mechanisms with respect to the fair value of the transactions. Accordingly, the Company may be required to transfer the bank significant amounts from time to time depends on the fair value of these transactions.

For additional details regarding the maturity dates of the Group’s financial liabilities, see section d below.

b.	Fair value

The following table presents the carrying amount and fair value of groups of financial instruments that are measured in the financial statements not at fair value:

	Fair value	December 31, 2017		December 31, 2016
	hierarchy level	Carrying amount	Fair value	Carrying amount	Fair value
		NIS in millions
Financial assets
Non-current deposits and loans	3	98	97	1,223	1,215
Financial liabilities
Debentures	1/2	21,297	22,534	29,366	30,546
Convertible debentures	1	-	-	*)592	611
Interest-bearing loans from banks and others	2	4,675	4,809	9,337	9,353
		25,972	27,343	39,295	40,510
Total financial liabilities, net		(25,874)	(27,246)	(38,072)	(39,295)

*)	Excluding the equity component which is presented in non-controlling interests, for a total of NIS 12 million.

Fair value determination of financial instruments:

The carrying amount of the financial instruments that are classified as current assets and current liabilities approximate their fair value.

The fair value of financial instruments that are quoted in an active market (such as marketable securities, debentures, convertible debentures) were calculated based on quoted market closing prices on the reporting date (level 1 on the fair values hierarchy). As of December 31, 2017, the Fair value of debentures in total amount of NIS 3.7 billion, that are not quoted in an active market or that are traded in an illiquid market, was evaluated in valuation method (level 2 on the fair value hierarchy) as described below (as of December 31, 2016: approximately NIS 10.7 billion).

The fair value of loans bearing variable interest approximates their nominal value.

The fair value of debt instruments that are not quoted in an active market or that are traded in an illiquid market is determined using standard pricing valuation models primarily DCF which considers the present value of future cash flows discounted at the interest rate, which according to Company’s management and external valuators estimates reflects market conditions including the parties’ credit risk on the reporting date.

As of December 31, 2017 the interest rate range for unquoted debt instruments that were classified at level 3 in the fair value hierarchy is 5%.

The fair value of forward contracts with respect to foreign currency is calculated taking into account the future rates quoted for contracts having the same settlement dates and in addition the amounts are discounted with relevant interest and the value is adjusted to the credit risk of the counter party (level 2 on the Fair Value hierarchy).

The fair value of interest rate swap contracts and cross-currency swap contracts that include a principle and interest are determined by discounting the anticipated cash flows from the transaction by the applicable yield curve, with adjustments for inter-currency liquidity gaps (CBS), inflation expectations and the credit risk of the parties (level 2 on the Fair Value hierarchy).

*)	Following is the reconciliation between the opening to the closing balance of Financial assets measured at level 3 on the fair value hierarchy:

	December 31
	2017	2016
	NIS in millions
Balance at beginning of the year	384	455
Additions	11	-
Capital return	(55)	(100)
Deconsolidation	(10)	-
Impairment through profit or loss	-	(15)
Revaluation through capital reserve	39	37
Translation adjustments from foreign operations	(21)	7
Balance at end of the year	348	384

The balance represent the participation certificates in private equity funds, for additional information refer to note 10.

During 2017, there were no transfers with respect to fair value measurement of any financial instrument between Level 1 and Level 2, and there were no transfers to or from Level 3 with respect to fair value measurement of any financial instrument.

c.	Financial derivatives

The following table present information about cross-currency swaps, interest rate swaps, forward contracts and purchase options:

Transaction type	Denomination	Outstanding notional amount NIS in million as of		Linkage basis/Interest receivable *)	Linkage basis /Interest payable *)	Remaining average effective duration	Fair value - NIS in millions as of
		31.12.17	31.12.16				31.12.17	31.12.16
Cross currency swaps
	Euro-NIS	4,238	3,984	CPI linked, 1.10%-4.99%	Fixed, 2.15%-6.36%	6.6	383	440
		30	40	CPI linked, 4.95%-5.35%	Variable L+1.35%	0.5	14	21
		617	86	nominal, 1.30%	Fixed, 0.71%	3.1	115	13
		-	531	nominal, 2.63%-2.64%	Variable L	-	-	124
	U.S.$-NIS	418	238	CPI linked, 3.56%	Fixed, 5.38%	6.2	32	-**)
		243	243	nominal, 2.77%	Variable, L+1.74%	2.3	15	(2)
		-	150	Telbor + 0.7%	Fixed 3.53%	-	-	12
	C$-NIS	377	387	CPI linked, 3.45%-4.95%	Fixed, 5.43%-6.07%	4.4	103	94
		1,139	1,139	nominal, 1.80%-4.00%	Fixed, 2.85%-4.95%	7.3	156	68
		-	100	Telbor + 0.7%	Fixed, 3.37%	-	-	28
	BRL- NIS	92	92	CPI linked, 2.60%	CPI linked, 3.45%	2.3	21	16
	USD-C$	-	428	Variable L	Variable, 0.68%-CADBA	-	-	10
	Norwegian Krone-Euro	448	436	Fixed,2.8	Fixed, 4.00%	5.0	24	(1)
	Swedish Krona-Euro	1,453	1,415	Fixed, 3.75	Fixed, 4.45%-4.48%	3.9	35	2
Cross currency options	BRL-USD	733	-			0.4	11	-
Share based financial derivatives) ***)		766	-			-	65	-
Interest rate swaps fixed/variable
	C$	-	1,038	Variable	Fixed	-	-	(12)
		€44	464	Variable	Fixed	9.9	(4)	(19)
	Norwegian Krone	949	1,001	Variable	Fixed	3.3	1	5
Forward contracts
	Different currencies	1,790	3,595			short term	7	(23)
Call options
	Canadian government bonds	-	328			-	-	18
							978	794
CSA cash collateral, net							(535)	(277)
							443	517

*)	“L” represents Interbank base-rate related to the currency of the transaction.
**)	Represent an amount of less than NIS 1 million.
***)	Refer to note 38a.

Fair value of financial derivatives is presented in the statement of financial position within the following categories:

	December 31
	2017	2016
	NIS in millions
Current assets	105	98
Non-current assets	381	516
Current liabilities *)	(21)	(47)
Non-current liabilities	(22)	(50)
	443	517

*)	In 2017, under a CSA (Credit Support Annex) agreement, the Company acquired derivative financial instruments of U.S. income-producing property shares (other than REG shares) in an amount of U.S.$ 250 million (“Financial Derivatives”). In 2017, the Company recognized a gain of U.S. $ 19 million (approximately NIS 65 million) on changes in the fair value of the Financial Derivatives. This gain includes receipts of U.S. $ 23 million (approximately NIS 78 million), less the balance of liability as of December 31, 2017 in the amount of U.S.$ 4 million (approximately NIS 13 million). For additional information, see Note 38a.

Below is the fair value of derivatives designated for hedge accounting included in the above table:

	December 31
	2017	2016
	NIS in millions
Assets	29	36
Liabilities	(8)	(41)
	21	(5)

d.	Liquidity risk

The table below presents the maturity schedule of the Group’s financial liabilities based on contractual undiscounted payments (including interest payments):

December 31, 2017

	Less than one year	2 to 3 years	4 to 5 years	Over 5 years	Total
	NIS in millions
Credit from banks and others (excluding current maturities)	590	-	-	-	590
Trade payables	113	-	-	-	113
Other accounts payable	893	-	-	-	893
Debentures	2,037	7,497	6,359	8,820	24,713
Interest-bearing loans from financial institutions and others	200	2,668	1,317	1,039	5,224
Hedging financial derivatives, net	(67)	(67)	(108)	(271)	(513)
Other financial liabilities	86	88	26	825	1,025
	3,852	10,186	7,594	10,413	32,045

December 31, 2016

	Less than one year	2 to 3 years	4 to 5 years	Over 5 years	Total
	NIS in millions
Credit from banks and others (excluding current maturities)	779	-	-	-	779
Trade payables	377	-	-	-	377
Other accounts payable	1,454	-	-	-	1,454
Debentures	3,640	5,717	8,584	17,936	35,877
Convertible debentures	320	171	158	-	649
Interest-bearing loans from financial institutions and others	684	4,169	2,414	2,648	9,915
Hedging financial derivatives, net	(22)	(67)	(65)	(320)	(474)
Other financial liabilities	160	117	27	783	1,087
	7,392	10,107	11,118	21,047	49,664

e.	Linkage terms of monetary balances

	December 31, 2017
	NIS - Linked to the Israeli CPI	In or linked to U.S.$	In or linked to C$	In or linked to Euro	In NIS - non-linked	Other	Unlinked	Total
	NIS in millions
Assets
Cash and cash equivalents	-	44	11	314	20	(*565	-	954
Short-term investments and loans	-	1	-	-	8	29	-	38
Trade and other accounts receivable	5	7	47	104	8	148	72	391
Long-term investments and loans	84	-	-	17	7	(**356	108	572
Total monetary assets	89	52	58	435	43	1,098	180	1,955
Other financial assets (1)	-	-	-	-	-	-	5,395	5,395
Other assets (2)	-	466	464	25,335	2,770	11,851	727	41,613
Total assets	89	518	522	25,770	2,813	12,949	6,302	48,963
Liabilities:
Short-term credit from banks and others	-	1	-	221	67	296	-	585
Trade payables and other accounts payable	244	37	17	493	145	290	107	1,333
Liabilities attributable to assets held for sale	-	-	-	5	-	-	10	15
Debentures (3)	10,052	-	-	10,133	-	1,112	-	21,297
Interest-bearing loans from financial institutions and others (3)	628	2,301	352	974	-	420	-	4,675
Other financial liabilities	1	3	-	78	-	169	8	259
Total financial liabilities	10,925	2,342	369	11,904	212	2,287	125	28,164
Other liabilities (4)	-	-	-	-	-	-	2,682	2,682
Total liabilities	10,925	2,342	369	11,904	212	2,287	2,807	30,846
Assets, net of liabilities	(10,836)	(1,824)	153	13,866	2,601	10,662	3,495	18,117

*)	Mainly in respect of the balance of cash and cash equivalents in Brazilian Rial in the amount of NIS 463 million.
**)	Mainly in respect of a loan to an associated company in the amount of NIS 340 million (the loan granted in Swedish krona).

(1)	Mainly financial instruments at fair value.
(2)	Mainly investment property, investment property under development, assets held for sale, goodwill and fixed assets.
(3)	As for cross currency swap transactions for the exchange of the linkage basis on part of the debentures, see c. above. As of the reporting date, the Company has NIS 5,182 million of cross-currency swaps from NIS linked to Israeli CPI to foreign currency and NIS 1,999 million from non-linked NIS to foreign currency.
(4)	Mainly deferred taxes and derivatives.

	December 31, 2016
	NIS - Linked to the Israeli CPI	In or linked to U.S.$	In or linked to C$	In or linked to Euro	In NIS - non-linked	Other	Unlinked	Total
	NIS in millions
Assets
Cash and cash equivalents	-	134	44	335	462	545	-	1,520
Short-term investments and loans	5	-	58	-	5	28	-	96
Trade and other accounts receivable	4	23	60	107	12	221	91	518
Long-term investments and loans	80	-	936	33	195	380	-	1,624
Total monetary assets	89	157	1,098	475	674	1,174	91	3,758
Other financial assets (1)	-	-	-	-	-	-	1,210	1,210
Other assets (2)	-	20,419	24,753	21,169	2,732	11,946	900	81,919
Total assets	89	20,576	25,851	21,644	3,406	13,120	2,201	86,887
Liabilities:
Short-term credit from banks and others	-	-	45	179	114	437	-	775
Trade payables and other accounts payable	237	39	609	559	130	606	110	2,290
Liabilities attributable to assets held for sale	-	5,678	28	11	-	4	1,303	7,024
Debentures (3)	10,296	35	7,260	10,088	834	1,174	-	29,687
Convertible debentures	-	-	592	-	-	-	-	592
Interest-bearing loans from financial institutions and others	531	3,106	3,162	1,019	299	445	-	8,562
Other liabilities	2	-	54	79	-	140	8	283
Total financial liabilities	11,066	8,858	11,750	11,935	1,377	2,806	1,421	49,213
Other liabilities (4)	-	-	-	-	-	-	3,906	3,906
Total liabilities	11,066	8,858	11,750	11,935	1,377	2,806	5,327	53,119
Assets, net of liabilities	(10,977)	11,718	14,101	9,709	2,029	10,314	(3,126)	33,768

(1)	Mainly financial instruments at fair value.
(2)	Mainly investment property, investment property under development, goodwill, fixed assets and deferred taxes.
(3)	As for cross currency swap transactions for the exchange of the linkage basis on part of the debentures, see c. above.

As of the reporting date, the Company has NIS 4,758 million of cross-currency swaps from NIS linked to Israeli CPI to foreign currency and NIS 2,249 million from non-linked NIS to foreign currency.

(4)	Mainly deferred taxes, derivatives and advances from customers.

f.	Sensitivity analysis of market risks

	Sensitivity analysis of financial balances to absolute changes in interest rates
Impact on pre-tax income (loss) for the year of a 1% increase in interest rates	U.S.$ interest	C$ interest	€ interest	NIS interest
	NIS in millions
31.12.2017	(19)	(4)	(15)	(1)
31.12.2016	(22)	(8)	(17)	(6)

	Sensitivity analysis of financial balances of absolute changes in Consumer Price Index
Effect on pre-tax equity	+2%	+1%	-1%	-2%
	NIS in millions
31.12.2017	(217)	(108)	108	217
31.12.2016	(220)	(110)	110	220

	Sensitivity analysis for financial derivative absolute changes in Consumer Price Index
Effect on pre-tax income (loss)	+2%	+1%	-1%	-2%
	NIS in millions
31.12.2017	122	61	(61)	(123)
31.12.2016	114	57	(57)	(115)

	Sensitivity analysis for financial derivatives- relative changes in exchange rates
Effect on pre-tax income (loss)	+10%	+5%	-5%	-10%
	NIS in millions
31.12.2017
Change in exchange rate of €	(529)	(245)	245	489
Change in exchange rate of U.S.$	(72)	(36)	36	72
Change in exchange rate of C$	(154)	(77)	77	154
31.12.2016
Change in exchange rate of €	(494)	(245)	245	489
Change in exchange rate of U.S.$	(70)	(35)	35	69
Change in exchange rate of C$	(172)	(86)	86	172
Change in exchange rate of Brazilian Real	(8)	(4)	4	8

	Sensitivity analysis for financial derivatives- relative changes in exchange rates
Effect on pre-tax equity (accounting hedge)	+10%	+5%	-5%	-10%
	NIS in millions
31.12.2017
Change in exchange rate of U.S.$	(74)	(37)	37	74
Change in exchange rate of C$	(66)	(33)	33	66
31.12.2016
Change in exchange rate of €	(57)	(28)	28	57
Change in exchange rate of U.S.$	17	8	(8)	(17)
Change in exchange rate of C$	(85)	(43)	43	85
Change in exchange rate of Norwegian Krone	1	-	-	(1)

	Sensitivity analysis for financial derivatives- absolute changes in interest rates
Effect on pre-tax income (loss)	+2%	+1%	-1%	-2%
	NIS in millions
31.12.2017
Change in interest on €	428	224	(248)	(527)
Change in interest on U.S.$	48	25	(27)	(56)
Change in interest on C$	162	84	(93)	(193)
Change in nominal interest on NIS	(203)	(105)	113	235
Change in real interest on NIS	(667)	(344)	371	775
Change in interest on Swedish Krona	102	52	(55)	(112)
31.12.2016
Change in interest on €	422	221	(248)	(540)
Change in interest on U.S.$	30	16	(17)	(35)
Change in interest on C$	199	103	(114)	(238)
Change in interest on Brazilian Real	1	1	(1)	(1)
Change in nominal interest on NIS	(238)	(124)	134	279
Change in real interest on NIS	(683)	(350)	378	793
Change in interest on Swedish Krona	129	66	(70)	(144)

	Sensitivity analysis for financial derivatives- absolute changes in interest rates
Effect on pre-tax equity (accounting hedge)	+2%	+1%	-1%	-2%
	NIS in millions
31.12.2017
Change in interest on €	(35)	(18)	19	38
Change in interest on Norwegian Krone	93	48	(50)	(103)
31.12.2016
Change in interest on €	(51)	(26)	28	58
Change in interest on C$	195	102	(112)	(235)
Change in interest on Norwegian Krone	123	63	(67)	(138)

Sensitivity analysis and main assumptions

The Company has performed sensitivity tests of principal market risk factors that are liable to affect its reported operating results or financial position. The sensitivity analysis presents the gain or loss or change in equity (before tax) in respect of each financial instrument for the relevant risk variable chosen for that instrument as of each reporting date. The examination of risk factors and the financial assets and liabilities were determined based on the materiality of the exposure in relation to each risk assuming that all the other variables remain constant. The sensitivity analysis refers to a potential increase in the relevant variables at rates that the Company deemed appropriate, as the case may be. The same is true for a decrease in same percentage which would impact profit or loss by the same amounts in the opposite direction, unless otherwise indicated.

In addition:

1.	The sensitivity analysis for changes in interest rates of monetary balances was performed on long-term liabilities with variable interest as of the reporting date.

2.	According to the Company’s policy, as discussed in section a above, the Company generally hedges its main exposures to foreign currency, among others, through maintaining a high correlation between the currency in which its assets are purchased and the currency in which the liabilities are assumed. Accordingly, economic exposure of assets net of financial balances to changes in foreign currency exchange rates is fairly limited in scope. Nonetheless, there is accounting exposure to changes in foreign currency and interest rates with respect to cross currency swap transactions which were not designated for hedge accounting, as presented in the above table.

3.	The main accounting exposure in respect of derivative financial instruments is in respect of changes in fair value due to changes in interest, CPI and currency which may have an effect on the profit or loss or directly on equity due to transactions that do not qualify for accounting hedge and transactions that do qualify for accounting hedge, respectively.

4.	Cash and cash equivalents, including financial assets that are deposited or maintained for less than one year, were not included in the analysis of exposure to changes in interest.

Changes in liabilities from financing activities:

Following is reconciliation between the opening balance and closing balance of liabilities for which the cash flows due to them classified or will classified as cash flows from financing activities:

	January 1, 2017	Cash Flow	Control loss in subsidiary	Foreign exchange movement	Other Changes	December 31, 2017
	NIS in millions
Short-term loans	775	(213)	(7)	30	-	585
Long-term loans	8,562	675* )	(4,136)	(442)	16	4,675
Debentures	30,279**)	(1,919)	(6,878)	(162)	(23)	21,297

Total liabilities from financing activity	39,616	(1,457)	(11,021)	(574)	(7)	26,557

*)	Excluding cash flows from discontinued operations in the amount of NIS 170 million as well as cash flow from CSA agreements in the amount of NIS 177 million.
**)	Including amount of NIS 321 million in respect of current maturities of fully redeemed debentures (series B and F). The final redemption date was on December 31, 2016, and the actual payment was on January, 2017.